Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and principal activities
Schedule of assets and liabilities of the VIE and its subsidiaries

	As of December 31,
	2024	2025
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	84,136	72,919	10,427
Accounts and notes receivable, net	50,032	42,170	6,030
Prepayments and other current assets	11,412	10,940	1,564
Amounts due from the Company and its subsidiaries	232,201	262,240	37,500
Total current assets	377,781	388,269	55,521
Non-current assets:
Property and equipment, net	3,680	2,106	301
Operating lease right-of-use assets	8,879	8,470	1,211
Intangible assets, net	13,765	9,846	1,408
Goodwill	37,785	37,785	5,403
Long-term investments	79,120	78,985	11,295
Deferred tax assets	131	6	1
Other non-current assets	731	648	93
Total non-current assets	144,091	137,846	19,712
Total assets	521,872	526,115	75,233
LIABILITIES:
Current liabilities:
Short-term loan	3,000	—	—
Accounts payable	26,479	32,191	4,603
Deferred revenue and customer deposits	129,918	121,627	17,392
Operating lease liabilities	2,750	2,526	361
Accrued liabilities and other current liabilities	68,349	66,896	9,566
Amounts due to the Company and its subsidiaries	439,818	444,273	63,530
Total current liabilities	670,314	667,513	95,452
Non-current liabilities:
Operating lease liabilities	6,437	6,117	875
Deferred tax liabilities	3,059	1,883	269
Other non-current liabilities	567	450	64
Total non-current liabilities	10,063	8,450	1,208
Total liabilities	680,377	675,963	96,660

Schedule of results of comprehensive (loss)/income and cash flows of VIE and subsidiaries

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Revenues	285,304	306,884	349,192	49,934
Cost of revenues	(82,495)	(93,902)	(105,319)	(15,060)
Net (loss)/income	(45,313)	2,266	7,040	1,007
Net cash provided by/(used in) operating activities	55,921	2,580	(6,025)	(862)
Net cash provided by/(used in) investing activities	22,120	(4,436)	(2,192)	(313)
Net cash (used in)/provided by financing activities	(59,900)	3,000	(3,000)	(429)